Stockholders' Deficit (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Deficit (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividends	0.00%	0.00%
Term (years)	5 years	5 years
Minimum [Member]
Stockholders' Deficit (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	149.40%	228.00%
Risk-free interest rates	0.55%	1.75%
Maximum [Member]
Stockholders' Deficit (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	209.60%	229.40%
Risk-free interest rates	1.30%	2.53%